REVENUE - Disaggregation of Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 1,561.0	$ 1,604.0
Other revenue	0.0	8.2
Revenue (Note 8)	1,561.0	1,612.2
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,341.8	1,262.8
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	219.2	178.5
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 0.0	$ 162.7